Property, plant and equipment (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Depreciation rate, property, plant and equipment	8.15%	8.04%
Acquisition of property, plant and equipment with payment installments	R$ 636	R$ 239
Projects And Stoppage In Progress [Member]
IfrsStatementLineItems [Line Items]
Capitalized borrowing costs	R$ 307	R$ 563